SCHEDULE OF DEBT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 574,171	$ 598,251	$ 730,532
Current portion of debt	(574,171)	(598,251)	(730,532)
Long-term portion of debt
Short-Term Capital Lease [Member]
Short-Term Debt [Line Items]
Total	5,574	5,574	5,574
Note Issued [Member]
Short-Term Debt [Line Items]
Total	49,179	49,179	189,179
Loans Payable [Member]
Short-Term Debt [Line Items]
Total	37,547	37,547	44,038
Sales Tax Payable [Member]
Short-Term Debt [Line Items]
Total	19,149	22,526	28,368
Due To Seller Of Leyell [Member]
Short-Term Debt [Line Items]
Total	42,104	42,104
Note Payable To Short Term Funding [Member]
Short-Term Debt [Line Items]
Total	10,800	36,725
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Total	22,283	17,061	75,838
Factor [Member]
Short-Term Debt [Line Items]
Total	$ 387,535	$ 387,535	$ 387,535